Interest and Financing Service Fees on Loans (Tables)	12 Months Ended
Dec. 31, 2020
Interest And Financing Service Fee On Loans [Abstract]
Schedule of interest and fees income costs
	Year ended December 31, 2020
	traditional facilitation model	Collaboration model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	695,645,512	1,133,042,398	1,828,687,910
Interests on deposits with banks	3,877,845	12,256,073	16,133,918
Interest expense on interest-bearing borrowings	(256,597,312)	(474,718,053)	(731,315,365)

Net interest and fees income	442,926,045	670,580,418	1,113,506,463

Collaboration cost for sales partners	-	(415,104,428)	(415,104,428)

Net interest and fees income after collaboration cost	442,926,045	255,475,990	698,402,035

Provision for credit losses	(130,589,189)	(146,997,234)	(277,586,423)
Net interest and fees income after provision for credit losses	312,336,856	108,478,756	420,815,612